Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Jun. 30, 2025
Software and operating system [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	3 years
Non-compete agreements [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years 9 months 18 days
Non-compete agreements [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	6 years
Agent Resources [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	2 years 9 months 18 days
Agent Resources [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	3 years
Insurance brokerage licenses [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	20 years
Trade names [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years